Note 5 - Share Capital - Share-based Compensation Expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Total share-based compensation expense	$ 3,182,703	$ 839,771	$ 1,152,131
Consultant [member]
Statement Line Items [Line Items]
Total share-based compensation expense	62,980	47,861	43,736
Director [member]
Statement Line Items [Line Items]
Total share-based compensation expense	497,306	493,793	1,156,523
Research and development [member]
Statement Line Items [Line Items]
Total share-based compensation expense	2,622,417	298,117	(48,128)
Share options [member]
Statement Line Items [Line Items]
Total share-based compensation expense	2,958,217	386,975	50,350
Restricted share units [member]
Statement Line Items [Line Items]
Total share-based compensation expense	$ 224,486	$ 452,796	$ 1,101,781